DERIVATIVE FINANCIAL INSTRUMENTS - Schedule of Changes in Foreign Exchange Contracts Outstanding (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Derivative Financial Instruments [Line Items]
Net (liability) asset – beginning of year	$ (162,935)
Net asset (liability) – end of year	(230,881)	$ (162,935)
Foreign exchange contracts
Derivative Financial Instruments [Line Items]
Net (liability) asset – beginning of year	(54,280)
Net (liability) asset – beginning of year		18,072
Change in fair value	(6,592)	(9,625)
Settlement	70,030	(62,727)
Net asset (liability) – end of year	(18)	$ (54,280)
Net asset (liability) – end of year	$ (9,158)